SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2020
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$2,386,579	$2,409,540	$2,409,540
U.S. states, territories and municipalities	110,155	137,968	137,968
Non-U.S. sovereign government, supranational and government related	2,076,962	2,180,762	2,180,762
Corporate bonds	3,185,741	3,341,854	3,341,854
Asset-backed securities	17,537	17,528	17,528
Residential mortgage-backed securities	4,564,926	4,698,728	4,698,728
Other mortgage-backed securities	37	—	—
Fixed maturities	$12,341,937	$12,786,380	$12,786,380
Equities
Common stocks
Banks, trust and insurance companies	$2,727	$3,646	$3,646
Industrial, miscellaneous and all other	798,966	1,449,924	1,449,924
Nonredeemable preferred stocks	45,373	42,871	42,871
Equities	$847,066	$1,496,441	$1,496,441
Short-term investments	$416,059	$416,350	$416,350
Other invested assets (2)		$2,068,235	$2,967,738
Investments in real estate (3)		$—	$67,980
Total		$16,767,406	$17,734,889

(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
(2)Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $900 million.
(3)Investments in real estate are carried at original cost less any impairments.